Investments - Other Investments, at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Investments [Line Items]
Other investments, at fair value	$ 4,244,034	$ 2,518,031
Valuation lag period	3 months
Net additional subscriptions	$ 975,024	794,613	$ 900,262
Hedge funds
Other Investments [Line Items]
Other investments, at fair value	2,638,339	1,121,904
Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	552,541	481,039
Private equity funds
Other Investments [Line Items]
Other investments, at fair value	363,103	323,496
Private credit funds
Other Investments [Line Items]
Other investments, at fair value	192,319	0
Equity funds
Other Investments [Line Items]
Other investments, at fair value	190,767	410,149
CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	166,523	87,509
CLO equities
Other Investments [Line Items]
Other investments, at fair value	128,083	87,555
Others
Other Investments [Line Items]
Other investments, at fair value	12,359	6,379
Other investments
Other Investments [Line Items]
Unrealized gains	1,336,343	441,702	$ (164,455)
Net additional subscriptions		380,300
Unfunded commitments	975,500
Less than 1 Year
Other Investments [Line Items]
Other investments, at fair value	3,540,382
Less than 1 Year | Hedge funds
Other Investments [Line Items]
Other investments, at fair value	2,590,164
Less than 1 Year | Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	537,055
Less than 1 Year | Private equity funds
Other Investments [Line Items]
Other investments, at fair value	0
Less than 1 Year | Private credit funds
Other Investments [Line Items]
Other investments, at fair value	0
Less than 1 Year | Equity funds
Other Investments [Line Items]
Other investments, at fair value	190,767
Less than 1 Year | CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	94,313
Less than 1 Year | CLO equities
Other Investments [Line Items]
Other investments, at fair value	128,083
Less than 1 Year | Others
Other Investments [Line Items]
Other investments, at fair value
1-2 years
Other Investments [Line Items]
Other investments, at fair value	70,991
1-2 years | Hedge funds
Other Investments [Line Items]
Other investments, at fair value	0
1-2 years | Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	0
1-2 years | Private equity funds
Other Investments [Line Items]
Other investments, at fair value	0
1-2 years | Private credit funds
Other Investments [Line Items]
Other investments, at fair value	9,250
1-2 years | Equity funds
Other Investments [Line Items]
Other investments, at fair value	0
1-2 years | CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	61,741
1-2 years | CLO equities
Other Investments [Line Items]
Other investments, at fair value	0
1-2 years | Others
Other Investments [Line Items]
Other investments, at fair value
2-3 years
Other Investments [Line Items]
Other investments, at fair value	10,469
2-3 years | Hedge funds
Other Investments [Line Items]
Other investments, at fair value	0
2-3 years | Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	0
2-3 years | Private equity funds
Other Investments [Line Items]
Other investments, at fair value	0
2-3 years | Private credit funds
Other Investments [Line Items]
Other investments, at fair value
2-3 years | Equity funds
Other Investments [Line Items]
Other investments, at fair value	0
2-3 years | CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	10,469
2-3 years | CLO equities
Other Investments [Line Items]
Other investments, at fair value	0
2-3 years | Others
Other Investments [Line Items]
Other investments, at fair value
More than 3 years
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Hedge funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Private equity funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Private credit funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Equity funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | CLO equities
Other Investments [Line Items]
Other investments, at fair value	0
More than 3 years | Others
Other Investments [Line Items]
Other investments, at fair value
Not Eligible/ Restricted
Other Investments [Line Items]
Other investments, at fair value	622,192
Not Eligible/ Restricted | Hedge funds
Other Investments [Line Items]
Other investments, at fair value	48,175	$ 51,800
Not Eligible/ Restricted | Fixed income funds
Other Investments [Line Items]
Other investments, at fair value	15,486
Not Eligible/ Restricted | Private equity funds
Other Investments [Line Items]
Other investments, at fair value	363,103
Not Eligible/ Restricted | Private credit funds
Other Investments [Line Items]
Other investments, at fair value	183,069
Not Eligible/ Restricted | Equity funds
Other Investments [Line Items]
Other investments, at fair value	0
Not Eligible/ Restricted | CLO equity funds
Other Investments [Line Items]
Other investments, at fair value	0
Not Eligible/ Restricted | CLO equities
Other Investments [Line Items]
Other investments, at fair value	0
Not Eligible/ Restricted | Others
Other Investments [Line Items]
Other investments, at fair value	$ 12,359